FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04267
                                   ---------

                   INSTITUTIONAL FIDUCIARY TRUST
                   -----------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  3/31/06
                           -------



ITEM 1. SCHEDULE OF INVESTMENTS.


Institutional Fiduciary Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Cash Reserves Fund ...............................................    3

Franklin Structured Large Cap Core Equity Fund ............................    4

Franklin Structured Large Cap Growth Equity Fund ..........................   11

Money Market Portfolio ....................................................   18

Notes to Statements of Investments ........................................   20

The Money Market Portfolios ...............................................   21

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN CASH RESERVES FUND                                                             SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
  MUTUAL FUND (COST $143,121,107) 100.5%
a The Money Market Portfolio, 4.67% .................................................   143,121,107   $ 143,121,107
  OTHER ASSETS, LESS LIABILITIES (0.5)% .............................................                      (715,195)
                                                                                                      -------------
  NET ASSETS 100.0% .................................................................                 $ 142,405,912
                                                                                                      =============

 a The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 3

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                              SHARES      VALUE
-------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 99.6%
  COMMERCIAL SERVICES 1.3%
  Arbitron Inc. .....................................................................           308   $      10,417
a Dun & Bradstreet Corp. ............................................................            90           6,901
  Moody's Corp. .....................................................................            78           5,574
a R.H. Donnelley Corp. ..............................................................           229          13,335
  SEI Investments Co. ...............................................................           159           6,444
                                                                                                      -------------
                                                                                                             42,671
                                                                                                      -------------
  COMMUNICATIONS 3.3%
  AT&T Inc. .........................................................................         1,234          33,367
  BellSouth Corp. ...................................................................           472          16,355
  Sprint Nextel Corp. ...............................................................           969          25,039
a Syniverse Holdings Inc. ...........................................................           122           1,927
  Verizon Communications Inc. .......................................................           928          31,608
                                                                                                      -------------
                                                                                                            108,296
                                                                                                      -------------
  CONSUMER DURABLES 3.4%
  Black & Decker Corp. ..............................................................            55           4,779
  Ethan Allen Interiors Inc. ........................................................           202           8,488
  Ford Motor Co. ....................................................................         2,306          18,356
a Goodyear Tire & Rubber Co. ........................................................           891          12,902
a NVR Inc. ..........................................................................            36          26,602
  Pulte Homes Inc. ..................................................................            62           2,382
  Ryland Group Inc. .................................................................           243          16,864
  Standard Pacific Corp. ............................................................           100           3,362
a Toll Brothers Inc. ................................................................           123           4,259
a William Lyon Homes Inc. ...........................................................           109          10,429
                                                                                                      -------------
                                                                                                            108,423
                                                                                                      -------------
  CONSUMER NON-DURABLES 9.5%
  Altria Group Inc. .................................................................           448          31,745
  Anheuser-Busch Cos. Inc. ..........................................................           536          22,925
  Clorox Co. ........................................................................           265          15,860
  The Coca-Cola Co. .................................................................         1,147          48,025
  Colgate-Palmolive Co. .............................................................           511          29,178
  General Mills Inc. ................................................................           354          17,941
a Guess? Inc. .......................................................................           207           8,096
  K-Swiss Inc., A ...................................................................           584          17,602
  PepsiCo Inc. ......................................................................           523          30,224
  Polo Ralph Lauren Corp. ...........................................................           107           6,485
  Procter & Gamble Co. ..............................................................         1,073          61,826
a Timberland Co., A .................................................................            47           1,609
  VF Corp. ..........................................................................           105           5,975
a The Warnaco Group Inc. ............................................................           356           8,544
                                                                                                      -------------
                                                                                                            306,035
                                                                                                      -------------
  CONSUMER SERVICES 2.9%
a Apollo Group Inc., A ..............................................................           252          13,232
  CBS Corp., B ......................................................................           219           5,252
  Cendant Corp. .....................................................................            88           1,527
  Clear Channel Communications Inc. .................................................           175           5,077


4 | Quarterly Statements of Investments

Institutional Fiduciary Trust

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                              SHARES      VALUE
-------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
a Comcast Corp. .....................................................................           183   $       4,787
  Dow Jones & Co. Inc. ..............................................................            62           2,437
a Emmis Communications Corp., A .....................................................            75           1,200
a Expedia Inc. ......................................................................             2              40
  Gannett Co. Inc. ..................................................................            21           1,258
  IHOP Corp. ........................................................................            85           4,075
  Knight Ridder Inc. ................................................................           232          14,665
a Papa John's International Inc. ....................................................           144           4,725
  Station Casinos Inc. ..............................................................            41           3,254
  Time Warner Inc. ..................................................................           128           2,149
a Viacom Inc., B ....................................................................           219           8,497
  The Walt Disney Co. ...............................................................           767          21,392
                                                                                                      -------------
                                                                                                             93,567
                                                                                                      -------------
  DISTRIBUTION SERVICES 1.4%
  Cardinal Health Inc. ..............................................................           118           8,793
  CDW Corp. .........................................................................           122           7,180
  Sysco Corp. .......................................................................           890          28,525
                                                                                                      -------------
                                                                                                             44,498
                                                                                                      -------------
  ELECTRONIC TECHNOLOGY 12.4%
  ADTRAN Inc. .......................................................................           492          12,881
a Agilent Technologies Inc. .........................................................            10             375
a Apple Computer Inc. ...............................................................           386          24,210
  Applied Materials Inc. ............................................................           405           7,092
  The Boeing Co. ....................................................................           477          37,173
a Cisco Systems Inc. ................................................................         2,522          54,652
a Dell Inc. .........................................................................         1,425          42,408
  General Dynamics Corp. ............................................................           380          24,312
  Hewlett-Packard Co. ...............................................................           343          11,285
  Intel Corp. .......................................................................         2,666          51,587
a Lam Research Corp. ................................................................           745          32,035
  Linear Technology Corp. ...........................................................            82           2,877
  Lockheed Martin Corp. .............................................................           217          16,303
  Motorola Inc. .....................................................................           689          15,785
a Multi-Fineline Electronix Inc. ....................................................            27           1,579
  National Semiconductor Corp. ......................................................           310           8,630
  Nokia Corp., ADR (Finland) ........................................................         1,353          28,034
a OmniVision Technologies Inc. ......................................................           354          10,691
a QLogic Corp. ......................................................................           484           9,365
a SanDisk Corp. .....................................................................            99           5,694
  Texas Instruments Inc. ............................................................           116           3,767
a Varian Inc. .......................................................................             8             329
                                                                                                      -------------
                                                                                                            401,064
                                                                                                      -------------
  ENERGY MINERALS 7.6%
  Burlington Resources Inc. .........................................................           140          12,867
  Chevron Corp. .....................................................................           299          17,333
  ConocoPhillips ....................................................................            16           1,010
  Devon Energy Corp. ................................................................           485          29,668


                                         Quarterly Statements of Investments | 5

Institutional Fiduciary Trust

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                              SHARES      VALUE
-------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ENERGY MINERALS (CONTINUED)
  Exxon Mobil Corp. .................................................................         2,087   $     127,015
  Frontier Oil Corp. ................................................................           143           8,487
  Peabody Energy Corp. ..............................................................           212          10,687
  Royal Dutch Shell PLC, A, ADR (United Kingdom) ....................................           133           8,281
a Southwestern Energy Co. ...........................................................           173           5,569
  Sunoco Inc. .......................................................................           248          19,237
  Tesoro Corp. ......................................................................            92           6,287
                                                                                                      -------------
                                                                                                            246,441
                                                                                                      -------------
  FINANCE 18.6%
  Advance America Cash Advance Centers Inc. .........................................           100           1,438
  AFLAC Inc. ........................................................................           760          34,299
  The Allstate Corp. ................................................................           125           6,514
  American Express Co. ..............................................................            64           3,363
  American International Group Inc. .................................................           275          18,175
  Ameriprise Financial Inc. .........................................................           149           6,714
  Bank of America Corp. .............................................................         1,203          54,785
  The Bank of New York Co. Inc. .....................................................           263           9,479
a Berkshire Hathaway Inc., B ........................................................             1           3,012
  BlackRock Inc., A .................................................................             9           1,260
  Chicago Mercantile Exchange Holdings Inc. .........................................             1             447
  Chubb Corp. .......................................................................           240          22,906
  Cincinnati Financial Corp. ........................................................           204           8,582
  Citigroup Inc. ....................................................................         1,434          67,728
  Commerce Group Inc. ...............................................................           117           6,182
a CompuCredit Corp. .................................................................           173           6,368
  Downey Financial Corp. ............................................................           119           8,009
  Fannie Mae  .......................................................................           559          28,733
  Federated Investors Inc., B .......................................................           471          18,393
  Fidelity National Financial Inc. ..................................................           515          18,298
  First American Corp. ..............................................................           259          10,142
a FirstFed Financial Corp. ..........................................................            65           3,888
  Genworth Financial Inc., A ........................................................           219           7,321
  Golden West Financial Corp. .......................................................           226          15,345
  Goldman Sachs Group Inc. ..........................................................            91          14,283
  Hartford Financial Services Group Inc. ............................................            24           1,933
  Investors Financial Services Corp. ................................................           196           9,187
  JPMorgan Chase & Co. ..............................................................            96           3,997
  LandAmerica Financial Group Inc. ..................................................            85           5,767
  Lehman Brothers Holdings Inc. .....................................................            48           6,937
  M&T Bancorp .......................................................................            91          10,387
  MGIC Investment Corp. .............................................................            38           2,532
  Morgan Stanley ....................................................................           121           7,601
  Nationwide Financial Services Inc., A .............................................           235          10,110
  Northern Trust Corp. ..............................................................            77           4,042
  Old Republic International Corp. ..................................................           563          12,285
  Protective Life Corp. .............................................................           101           5,024


6 | Quarterly Statements of Investments

Institutional Fiduciary Trust

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                              SHARES      VALUE
-------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  FINANCE (CONTINUED)
  Prudential Financial Inc. .........................................................           255   $      19,332
  RLI Corp. .........................................................................            28           1,604
  SAFECO Corp. ......................................................................           314          15,766
  Selective Insurance Group Inc. ....................................................           341          18,073
  StanCorp Financial Group Inc. .....................................................            40           2,164
  TD Ameritrade Holding Corp. .......................................................           427           8,911
  UICI ..............................................................................            11             407
  Wachovia Corp. ....................................................................           122           6,838
  Washington Mutual Inc. ............................................................           675          28,768
  Wells Fargo & Co. .................................................................           596          38,067
  Zenith National Insurance Corp. ...................................................           140           6,738
                                                                                                      -------------
                                                                                                            602,134
                                                                                                      -------------
  HEALTH SERVICES 3.2%
  CIGNA Corp. .......................................................................           169          22,075
a Coventry Health Care Inc. .........................................................            15             810
a Express Scripts Inc. ..............................................................           209          18,371
  HCA Inc. ..........................................................................           395          18,087
a Humana Inc. .......................................................................           402          21,165
  IMS Health Inc. ...................................................................           313           8,066
a Lincare Holdings Inc. .............................................................            13             507
  UnitedHealth Group Inc. ...........................................................           234          13,071
                                                                                                      -------------
                                                                                                            102,152
                                                                                                      -------------
  HEALTH TECHNOLOGY 10.1%
  Abbott Laboratories ...............................................................           445          18,899
  Alpharma Inc., A ..................................................................           654          17,540
a Amgen Inc. ........................................................................           326          23,716
a Bio-Rad Laboratories Inc., A ......................................................            16             998
  Bristol-Myers Squibb Co. ..........................................................           608          14,963
a Endo Pharmaceuticals Holdings Inc. ................................................           383          12,566
a Forest Laboratories Inc. ..........................................................             6             268
a Genentech Inc. ....................................................................           117           9,888
a Intuitive Surgical Inc. ...........................................................           140          16,520
a Invitrogen Corp. ..................................................................             1              70
  Johnson & Johnson .................................................................           982          58,154
  Medtronic Inc. ....................................................................           239          12,129
  Mentor Corp. ......................................................................           112           5,075
  Merck & Co. Inc. ..................................................................           794          27,973
  Pfizer Inc. .......................................................................         2,842          70,823
a Thoratec Corp. ....................................................................            15             289
a Varian Medical Systems Inc. .......................................................            32           1,797
a Waters Corp. ......................................................................           319          13,765
a Watson Pharmaceuticals Inc. .......................................................            49           1,408
  Wyeth .............................................................................           378          18,340
                                                                                                      -------------
                                                                                                            325,181
                                                                                                      -------------


                                         Quarterly Statements of Investments | 7

Institutional Fiduciary Trust

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                              SHARES      VALUE
-------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INDUSTRIAL SERVICES 1.5%
  Building Materials Holding Corp. ..................................................           178   $       6,344
  Halliburton Co. ...................................................................           100           7,302
a Helix Energy Solutions Group Inc. .................................................           405          15,349
  Patterson-UTI Energy Inc. .........................................................           400          12,784
  Todco, A ..........................................................................            88           3,468
a W-H Energy Services Inc. ..........................................................            91           4,049
                                                                                                      -------------
                                                                                                             49,296
                                                                                                      -------------
  NON-ENERGY MINERALS 2.2%
  Eagle Materials Inc. ..............................................................           300          19,128
  Freeport-McMoRan Copper & Gold Inc., B ............................................           624          37,296
  Louisiana-Pacific Corp. ...........................................................            48           1,306
  Nucor Corp. .......................................................................            99          10,374
  USEC Inc. .........................................................................           273           3,290
                                                                                                      -------------
                                                                                                             71,394
                                                                                                      -------------
  PROCESS INDUSTRIES 0.4%
  Agrium Inc. (Canada) ..............................................................            65           1,642
  The Dow Chemical Co. ..............................................................           266          10,800
                                                                                                      -------------
                                                                                                             12,442
                                                                                                      -------------
  PRODUCER MANUFACTURING 6.3%
  3M Co. ............................................................................           524          39,662
  Crane Co. .........................................................................            86           3,527
  Emerson Electric Co. ..............................................................             4             335
a Energizer Holdings Inc. ...........................................................           504          26,712
  General Electric Co. ..............................................................         1,769          61,526
  Honeywell International Inc. ......................................................           118           5,047
  Illinois Tool Works Inc. ..........................................................            61           5,875
  Ingersoll-Rand Co. Ltd., A ........................................................             6             251
  Joy Global Inc. ...................................................................            74           4,423
a Mettler-Toledo International Inc. (Switzerland) ...................................           172          10,378
  Mueller Industries Inc. ...........................................................           161           5,746
a Terex Corp. .......................................................................             9             713
  Textron Inc. ......................................................................           146          13,635
  Toro Co. ..........................................................................            86           4,106
a TRW Automotive Holdings Corp. .....................................................            86           2,004
  Tyco International Ltd. ...........................................................           100           2,688
  United Technologies Corp. .........................................................           318          18,434
                                                                                                      -------------
                                                                                                            205,062
                                                                                                      -------------
  RETAIL TRADE 4.7%
  Abercrombie & Fitch Co., A ........................................................            13             758
a AutoZone Inc. .....................................................................            45           4,486
  Best Buy Co. Inc. .................................................................            86           4,810
a Children's Place Retail Stores Inc. ...............................................           144           8,338
a Dress Barn Inc. ...................................................................           334          16,015
  The Gap Inc. ......................................................................           120           2,242
  The Home Depot Inc. ...............................................................           254          10,744
a IAC/InterActiveCorp ...............................................................           597          17,594


8 | Quarterly Statements of Investments

Institutional Fiduciary Trust

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                              SHARES      VALUE
-------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  RETAIL TRADE (CONTINUED)
  Limited Brands Inc. ...............................................................           253   $       6,188
  Lowe's Cos. Inc. ..................................................................            70           4,511
a Payless ShoeSource Inc. ...........................................................           487          11,147
  J.C. Penney Co. Inc. ..............................................................            68           4,108
  The Sherwin-Williams Co. ..........................................................           116           5,735
  Sonic Automotive Inc. .............................................................            79           2,193
  Target Corp. ......................................................................            94           4,889
  Wal-Mart Stores Inc. ..............................................................         1,046          49,413
                                                                                                      -------------
                                                                                                            153,171
                                                                                                      -------------
  TECHNOLOGY SERVICES 5.9%
  Accenture Ltd., A (Bermuda) .......................................................            91           2,736
  Automatic Data Processing Inc. ....................................................           202           9,227
a CSG Systems International Inc. ....................................................           161           3,745
a Digital Insight Corp. .............................................................            46           1,674
a DST Systems Inc. ..................................................................            77           4,461
a EarthLink Inc. ....................................................................         1,858          17,744
  First Data Corp. ..................................................................            91           4,261
a Google Inc., A ....................................................................             4           1,560
  International Business Machines Corp. .............................................           516          42,555
a Intuit Inc. .......................................................................           201          10,691
a MICROS Systems Inc. ...............................................................            55           2,534
  Microsoft Corp. ...................................................................         2,850          77,548
a MicroStrategy Inc. ................................................................            16           1,685
a Novell Inc. .......................................................................           142           1,091
a Oracle Corp. ......................................................................           459           6,284
a Salesforce.com Inc. ...............................................................            14             509
  United Online Inc. ................................................................           240           3,086
                                                                                                      -------------
                                                                                                            191,391
                                                                                                      -------------
  TRANSPORTATION 1.7%
  Burlington Northern Santa Fe Corp. ................................................           267          22,249
  CNF Inc. ..........................................................................             7             350
a Continental Airlines Inc., B ......................................................           236           6,348
  J.B. Hunt Transport Services Inc. .................................................            63           1,357
  United Parcel Service Inc., B .....................................................           327          25,957
                                                                                                      -------------
                                                                                                             56,261
                                                                                                      -------------
  UTILITIES 3.2%
  Entergy Corp. .....................................................................           201          13,857
  Exelon Corp. ......................................................................           286          15,129
  NorthWestern Corp. ................................................................            37           1,152
a NRG Energy Inc. ...................................................................           621          28,082
  PG&E Corp. ........................................................................           511          19,878
  TXU Corp. .........................................................................           590          26,408
                                                                                                      -------------
                                                                                                            104,506
                                                                                                      -------------
  TOTAL COMMON STOCKS (COST $2,954,239) .............................................                     3,223,985
                                                                                                      -------------


                                         Quarterly Statements of Investments | 9

Institutional Fiduciary Trust

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                              SHARES      VALUE
-------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $6,791) 0.2%
  MONEY MARKET FUND 0.2%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% ..............         6,791   $       6,791
                                                                                                      -------------
  TOTAL INVESTMENTS (COST $2,961,030) 99.8% .........................................                     3,230,776
  OTHER ASSETS, LESS LIABILITIES 0.2% ...............................................                         6,278
                                                                                                      -------------
  NET ASSETS 100.0% .................................................................                 $   3,237,054
                                                                                                      =============

See Selected Portfolio Abbreviations on page 19.

a Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


   | See Notes to Statements of Investments.
10 | Quarterly Statements of Investments

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                               COUNTRY       SHARES      VALUE
--------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 99.4%
  COMMERCIAL SERVICES 1.2%
  Moody's Corp. ...........................................................   United States       204   $     14,578
  Robert Half International Inc. ..........................................   United States       554         21,390
a Wright Express Corp. ....................................................   United States         9            252
                                                                                                        ------------
                                                                                                              36,220
                                                                                                        ------------
  COMMUNICATIONS 2.1%
  America Movil SA de CV, L, ADR ..........................................       Mexico          420         14,389
  AT&T Inc. ...............................................................   United States       204          5,516
a NII Holdings Inc. .......................................................   United States       290         17,101
  Partner Communications Co. Ltd., ADR ....................................       Israel          814          6,138
  Sprint Nextel Corp. .....................................................   United States       320          8,269
  Telefonos de Mexico SA de CV, L, ADR ....................................       Mexico          533         11,982
                                                                                                        ------------
                                                                                                              63,395
                                                                                                        ------------
  CONSUMER DURABLES 1.4%
  Eastman Kodak Co. .......................................................   United States        51          1,450
a Electronic Arts Inc. ....................................................   United States       162          8,865
  Ethan Allen Interiors Inc. ..............................................   United States       196          8,236
  Ford Motor Co. ..........................................................   United States       265          2,109
  Furniture Brands International Inc. .....................................   United States       167          4,093
  Harman International Industries Inc. ....................................   United States       101         11,224
a Meritage Homes Corp. ....................................................   United States       132          7,255
a Toll Brothers Inc. ......................................................   United States         4            139
                                                                                                        ------------
                                                                                                              43,371
                                                                                                        ------------
  CONSUMER NON-DURABLES 7.7%
  American Greetings Corp., A .............................................   United States       120          2,594
  Anheuser-Busch Cos. Inc. ................................................   United States        71          3,037
  Clorox Co. ..............................................................   United States       137          8,200
  The Coca-Cola Co. .......................................................   United States       591         24,745
  Coca-Cola Femsa SA de CV, L, ADR ........................................       Mexico           47          1,560
a Guess? Inc. .............................................................   United States        78          3,051
  K-Swiss Inc., A .........................................................   United States       200          6,028
  Loews Corp. - Carolina Group ............................................   United States       285         13,472
  PepsiCo Inc. ............................................................   United States       704         40,684
  Phillips-Van Heusen Corp. ...............................................   United States        54          2,063
  Procter & Gamble Co. ....................................................   United States     1,956        112,705
  Reynolds American Inc. ..................................................   United States        24          2,532
a Tommy Hilfiger Corp. ....................................................   United States       454          7,477
  Yankee Candle Co. Inc. ..................................................   United States       132          3,613
                                                                                                        ------------
                                                                                                             231,761
                                                                                                        ------------
  CONSUMER SERVICES 3.7%
a Apollo Group Inc., A ....................................................   United States       115          6,039
a eBay Inc. ...............................................................   United States       306         11,952
  Entercom Communications Corp. ...........................................   United States       148          4,132
  Gannett Co. Inc. ........................................................   United States        45          2,696
  Hilton Hotels Corp. .....................................................   United States       305          7,765
  IHOP Corp. ..............................................................   United States         2             96
  International Game Technology ...........................................   United States       110          3,874


                                        Quarterly Statements of Investments | 11

Institutional Fiduciary Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                               COUNTRY       SHARES      VALUE
--------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
  Intrawest Corp. .........................................................       Canada          230   $      7,864
a Jack in the Box Inc. ....................................................   United States        32          1,392
  Landry's Restaurants Inc. ...............................................   United States       228          8,055
a Pixar ...................................................................   United States        20          1,283
a Scholastic Corp. ........................................................   United States       123          3,292
a Univision Communications Inc., A ........................................   United States       517         17,821
a Vail Resorts Inc. .......................................................   United States       179          6,841
a Viacom Inc., B ..........................................................   United States       267         10,360
  The Walt Disney Co. .....................................................   United States       681         18,993
                                                                                                        ------------
                                                                                                             112,455
                                                                                                        ------------
  DISTRIBUTION SERVICES 1.6%
  AmerisourceBergen Corp. .................................................   United States       127          6,130
  Cardinal Health Inc. ....................................................   United States        65          4,844
a Performance Food Group Co. ..............................................   United States       399         12,445
  Sysco Corp. .............................................................   United States       717         22,980
                                                                                                        ------------
                                                                                                              46,399
                                                                                                        ------------
  ELECTRONIC TECHNOLOGY 17.5%
a Agilent Technologies Inc. ...............................................   United States        84          3,154
a Apple Computer Inc. .....................................................   United States       375         23,520
  Applied Materials Inc. ..................................................   United States     1,397         24,461
a Ase Test Ltd. ...........................................................       Taiwan          479          4,311
  The Boeing Co. ..........................................................   United States       476         37,095
a Brocade Communications Systems Inc. .....................................   United States       746          4,983
a Cisco Systems Inc. ......................................................   United States     4,519         97,927
a Dell Inc. ...............................................................   United States     2,096         62,377
a EMC Corp. ...............................................................   United States       635          8,655
  Harris Corp. ............................................................   United States       297         14,045
  Intel Corp. .............................................................   United States     4,075         78,851
  KLA-Tencor Corp. ........................................................   United States       161          7,786
a Lam Research Corp. ......................................................   United States       310         13,330
  Linear Technology Corp. .................................................   United States       655         22,977
a Network Appliance Inc. ..................................................   United States        63          2,270
  Nokia Corp., ADR ........................................................      Finland          665         13,779
a Powerwave Technologies Inc. .............................................   United States       368          4,964
  QUALCOMM Inc. ...........................................................   United States       969         49,041
  Rockwell Automation Inc. ................................................   United States       214         15,389
a Silicon Laboratories Inc. ...............................................   United States        34          1,868
  Siliconware Precision Industries Co. Ltd., ADR ..........................       Taiwan          337          2,174
a Sycamore Networks Inc. ..................................................   United States     1,809          8,502
  Texas Instruments Inc. ..................................................   United States        33          1,072
a Trident Microsystems Inc. ...............................................   United States       140          4,068
a Varian Inc. .............................................................   United States       342         14,084
  Xilinx Inc. .............................................................   United States       199          5,067
                                                                                                        ------------
                                                                                                             525,750
                                                                                                        ------------


12 | Quarterly Statements of Investments

Institutional Fiduciary Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                               COUNTRY       SHARES      VALUE
--------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ENERGY MINERALS 2.3%
  Devon Energy Corp. ......................................................   United States       540   $     33,032
  Exxon Mobil Corp. .......................................................   United States       327         19,901
  Frontier Oil Corp. ......................................................   United States        42          2,493
  Peabody Energy Corp. ....................................................   United States        32          1,613
  Pogo Producing Co. ......................................................   United States        37          1,859
  Valero Energy Corp. .....................................................   United States       172         10,282
                                                                                                        ------------
                                                                                                              69,180
                                                                                                        ------------
  FINANCE 8.6%
  AFLAC Inc. ..............................................................   United States       580         26,175
  American Financial Group Inc. ...........................................   United States       177          7,365
a AmeriCredit Corp. .......................................................   United States        56          1,721
  AmerUs Group Co. ........................................................   United States         4            241
a Arch Capital Group Ltd. .................................................   United States       301         17,380
  Aspen Insurance Holdings Ltd. ...........................................   United States       289          7,127
a Berkshire Hathaway Inc., B ..............................................   United States         3          9,036
  Calamos Asset Management Inc., A ........................................   United States        37          1,384
  Doral Financial Corp. ...................................................    Puerto Rico        405          4,678
  Downey Financial Corp. ..................................................   United States        73          4,913
a E*TRADE Financial Corp. .................................................   United States       718         19,372
  Fannie Mae ..............................................................   United States       386         19,840
  FBL Financial Group Inc., A .............................................   United States       111          3,824
  Federated Investors Inc., B .............................................   United States        96          3,749
  Fidelity National Financial Inc. ........................................   United States       194          6,893
  First American Corp. ....................................................   United States       174          6,814
  Freddie Mac .............................................................   United States       120          7,320
  GATX Corp. ..............................................................   United States        12            495
  Golden West Financial Corp. .............................................   United States       239         16,228
a Knight Capital Group Inc. ...............................................   United States       284          3,956
  LandAmerica Financial Group Inc. ........................................   United States        55          3,732
  Marsh & McLennan Cos. Inc. ..............................................   United States       355         10,423
  MetLife Inc. ............................................................   United States        57          2,757
  Nuveen Investments ......................................................   United States        46          2,215
  Ohio Casualty Corp. .....................................................   United States        52          1,648
  RLI Corp. ...............................................................   United States       137          7,850
  Selective Insurance Group Inc. ..........................................   United States       111          5,883
  StanCorp Financial Group Inc. ...........................................   United States        24          1,299
  UICI ....................................................................   United States       466         17,237
a United Rentals Inc. .....................................................   United States        31          1,069
  Wachovia Corp. ..........................................................   United States       104          5,829
  Wells Fargo & Co. .......................................................   United States       446         28,486
  XL Capital Ltd., A ......................................................      Bermuda           19          1,218
  Zenith National Insurance Corp. .........................................   United States        14            674
                                                                                                        ------------
                                                                                                             258,831
                                                                                                        ------------


                                        Quarterly Statements of Investments | 13

Institutional Fiduciary Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                               COUNTRY       SHARES      VALUE
--------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH SERVICES 3.8%
a Caremark Rx Inc. ........................................................   United States       415   $     20,410
  CIGNA Corp. .............................................................   United States        14          1,829
a Community Health Systems Inc. ...........................................   United States         6            217
a Express Scripts Inc. ....................................................   United States       150         13,185
  HCA Inc. ................................................................   United States       109          4,991
a Health Net Inc., A ......................................................   United States        62          3,151
a Kindred Healthcare Inc. .................................................   United States       263          6,614
a Molina Healthcare Inc. ..................................................   United States        26            870
  Quest Diagnostics Inc. ..................................................   United States        90          4,617
  UnitedHealth Group Inc. .................................................   United States       404         22,567
a VCA Antech Inc. .........................................................   United States       200          5,696
a WellPoint Inc. ..........................................................   United States       400         30,972
                                                                                                        ------------
                                                                                                             115,119
                                                                                                        ------------
  HEALTH TECHNOLOGY 13.9%
  Abbott Laboratories .....................................................   United States       445         18,899
a Alkermes Inc. ...........................................................   United States        63          1,389
  Alpharma Inc., A ........................................................   United States       333          8,931
a Amgen Inc. ..............................................................   United States       990         72,023
a Bio-Rad Laboratories Inc., A ............................................   United States        64          3,990
  Biomet Inc. .............................................................   United States       134          4,760
  Biovail Corp. ...........................................................       Canada          143          3,482
a Boston Scientific Corp. .................................................   United States       787         18,140
a Celgene Corp. ...........................................................   United States       182          8,048
  Eli Lilly and Co. .......................................................   United States       236         13,051
a Endo Pharmaceuticals Holdings Inc. ......................................   United States       270          8,859
a Genentech Inc. ..........................................................   United States       106          8,958
  Guidant Corp. ...........................................................   United States        89          6,947
a Invitrogen Corp. ........................................................   United States        38          2,665
  Johnson & Johnson .......................................................   United States     1,961        116,131
  a King Pharmaceuticals Inc. .............................................   United States       226          3,899
  Medtronic Inc. ..........................................................   United States       453         22,990
  Merck & Co. Inc. ........................................................   United States       176          6,201
  Pfizer Inc. .............................................................   United States     1,096         27,312
  Schering-Plough Corp. ...................................................   United States       262          4,975
  Serono SA, ADR ..........................................................    Switzerland        142          2,472
a Varian Medical Systems Inc. .............................................   United States       419         23,531
a ViroPharma Inc. .........................................................   United States       102          1,295
a Waters Corp. ............................................................   United States        14            604
  Wyeth ...................................................................   United States       472         22,902
a Zimmer Holdings Inc. ....................................................   United States        92          6,219
                                                                                                        ------------
                                                                                                             418,673
                                                                                                        ------------
  INDUSTRIAL SERVICES 1.4%
a Dycom Industries Inc. ...................................................   United States       199          4,229
  Granite Construction Inc. ...............................................   United States        62          3,018
  Halliburton Co. .........................................................   United States        39          2,848
a Helix Energy Solutions Group Inc. .......................................   United States       361         13,682
a Jacobs Engineering Group Inc. ...........................................   United States        54          4,684


14 | Quarterly Statements of Investments

Institutional Fiduciary Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                               COUNTRY       SHARES      VALUE
--------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INDUSTRIAL SERVICES (CONTINUED)
  Smith International Inc. ................................................   United States        41   $      1,597
a Veritas DGC Inc. ........................................................   United States       270         12,255
                                                                                                        ------------
                                                                                                              42,313
                                                                                                        ------------
  NON-ENERGY MINERALS 1.9%
  Cemex SA de CV, CPO, ADR ................................................       Mexico          117          7,638
a Century Aluminum Co. ....................................................   United States         1             42
  Companhia Vale do Rio Doce, ADR .........................................       Brazil           77          3,737
  Freeport-McMoRan Copper & Gold Inc., B ..................................   United States        70          4,184
  Louisiana-Pacific Corp. .................................................   United States        22            598
  Mittal Steel Co. NV, N.Y. shs., A .......................................    Netherlands        223          8,418
  Nucor Corp. .............................................................   United States        35          3,668
  Quanex Corp. ............................................................   United States       105          4,664
  Southern Copper Corp. ...................................................   United States        37          3,126
  Steel Dynamics Inc. .....................................................   United States       169          9,587
  Texas Industries Inc. ...................................................   United States       169         10,223
                                                                                                        ------------
                                                                                                              55,885
                                                                                                        ------------
  PROCESS INDUSTRIES 1.9%
  Agrium Inc. .............................................................       Canada          320          8,083
  Bunge Ltd. ..............................................................   United States        31          1,727
  Celanese Corp., A .......................................................   United States       116          2,433
  Eastman Chemical Co. ....................................................   United States        13            665
  FMC Corp. ...............................................................   United States        86          5,330
  H.B. Fuller Co. .........................................................   United States       149          7,650
a Headwaters Inc. .........................................................   United States       258         10,266
  Lyondell Chemical Co. ...................................................   United States       602         11,980
a PolyOne Corp. ...........................................................   United States        75            699
  Westlake Chemical Corp. .................................................   United States       258          8,914
                                                                                                        ------------
                                                                                                              57,747
                                                                                                        ------------
  PRODUCER MANUFACTURING 7.6%
  3M Co. ..................................................................   United States       444         33,606
  A.O. Smith Corp. ........................................................   United States       116          6,125
  ArvinMeritor Inc. .......................................................   United States        12            179
  Commercial Metals Co. ...................................................   United States        11            588
  General Electric Co. ....................................................   United States     2,757         95,889
  Kennametal Inc. .........................................................   United States        60          3,668
a Mettler-Toledo International Inc. .......................................    Switzerland        265         15,990
  Modine Manufacturing Co. ................................................   United States         2             59
  Mueller Industries Inc. .................................................   United States       229          8,173
a Terex Corp. .............................................................   United States       166         13,154
  Tyco International Ltd. .................................................   United States       180          4,838
  United Technologies Corp. ...............................................   United States       778         45,101
                                                                                                        ------------
                                                                                                             227,370
                                                                                                        ------------
  REAL ESTATE INVESTMENT TRUSTS 0.1%
  Boston Properties Inc. ..................................................   United States        28          2,611
  Post Properties Inc. ....................................................   United States        17            757
                                                                                                        ------------
                                                                                                               3,368
                                                                                                        ------------


                                        Quarterly Statements of Investments | 15

Institutional Fiduciary Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                               COUNTRY       SHARES      VALUE
--------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  RETAIL TRADE 7.7%
  Abercrombie & Fitch Co., A ..............................................   United States        55   $      3,206
  Best Buy Co. Inc. .......................................................   United States       118          6,600
  Burlington Coat Factory Warehouse Corp. .................................   United States       147          6,681
a Charming Shoppes Inc. ...................................................   United States       557          8,283
a Children's Place Retail Stores Inc. .....................................   United States        40          2,316
  Dillard's Inc., A .......................................................   United States       132          3,437
  The Home Depot Inc. .....................................................   United States       814         34,432
  Longs Drug Stores Corp. .................................................   United States        37          1,712
  Lowe's Cos. Inc. ........................................................   United States       858         55,290
a Pacific Sunwear of California Inc. ......................................   United States        99          2,194
a Pantry Inc. .............................................................   United States        44          2,745
  Ross Stores Inc. ........................................................   United States        56          1,635
  Target Corp. ............................................................   United States       476         24,757
a Too Inc. ................................................................   United States       129          4,431
  Wal-Mart Stores Inc. ....................................................   United States     1,382         65,286
  Walgreen Co. ............................................................   United States       209          9,014
                                                                                                        ------------
                                                                                                             232,019
                                                                                                        ------------
  TECHNOLOGY SERVICES 11.6%
  Accenture Ltd., A .......................................................      Bermuda          429         12,900
  Adobe Systems Inc. ......................................................   United States         1             35
a CSG Systems International Inc. ..........................................   United States       109          2,535
a EarthLink Inc. ..........................................................   United States       732          6,991
  Fair Isaac Corp. ........................................................   United States        48          1,902
  First Data Corp. ........................................................   United States       516         24,159
a Google Inc., A ..........................................................   United States        84         32,760
  International Business Machines Corp. ...................................   United States       315         25,978
a Mercury Interactive Corp. ...............................................   United States       254          8,839
  Microsoft Corp. .........................................................   United States     5,574        151,668
a MicroStrategy Inc. ......................................................   United States         2            211
a Novell Inc. .............................................................   United States       515          3,955
  Paychex Inc. ............................................................   United States       694         28,912
a RealNetworks Inc. .......................................................   United States       191          1,576
  SAP AG, ADR .............................................................      Germany           23          1,249
a Sybase Inc. .............................................................   United States       509         10,750
a Symantec Corp. ..........................................................   United States       243          4,090
a Yahoo! Inc. .............................................................   United States       907         29,260
                                                                                                        ------------
                                                                                                             347,770
                                                                                                        ------------
  TRANSPORTATION 3.0%
a British Airways PLC, ADR ................................................   United Kingdom       58          3,559
  C.H. Robinson Worldwide Inc. ............................................   United States       141          6,922
a Continental Airlines Inc., B ............................................   United States       264          7,102
a EGL Inc. ................................................................   United States        21            945
  Expeditors International of Washington Inc. .............................   United States       320         27,645
  Lan Airlines SA, ADR ....................................................       Chile           144          5,643
  Overseas Shipholding Group Inc. .........................................   United States       218         10,449


16 | Quarterly Statements of Investments

Institutional Fiduciary Trust

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                               COUNTRY       SHARES      VALUE
--------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TRANSPORTATION (CONTINUED)
  Southwest Airlines Co. ..................................................   United States     1,277   $     22,973
a YRC Worldwide Inc. ......................................................   United States       101          3,844
                                                                                                        ------------
                                                                                                              89,082
                                                                                                        ------------
  UTILITIES 0.4%
  Cleco Corp. .............................................................   United States        50          1,117
a NRG Energy Inc. .........................................................   United States       209          9,451
                                                                                                        ------------
                                                                                                              10,568
                                                                                                        ------------
  TOTAL COMMON STOCKS (COST $2,597,139) ...................................                                2,987,276
                                                                                                        ------------
  PREFERRED STOCK (COST $9,958) 0.4%
  PROCESS INDUSTRIES 0.4%
  Aracruz Celulose SA, ADR, pfd. ..........................................       Brazil          249         13,182
                                                                                                        ------------
  TOTAL LONG TERM INVESTMENTS (COST $2,607,097) ...........................                                3,000,458
                                                                                                        ------------
  SHORT TERM INVESTMENT (COST $138) 0.0% b
  MONEY MARKET FUND 0.0% b
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% ....   United States       138            138
                                                                                                        ------------
  TOTAL INVESTMENTS (COST $2,607,235) 99.8% ...............................                                3,000,596
  OTHER ASSETS, LESS LIABILITIES 0.2% .....................................                                    5,173
                                                                                                        ------------
  NET ASSETS 100.0% .......................................................                             $  3,005,769
                                                                                                        ============

See Selected Portfolio Abbreviations on page 19.

a Non-income producing.

b Rounds to less than 0.1% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
  MONEY MARKET PORTFOLIO                                                                  SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------
  MUTUAL FUND (COST $4,253,606,143) 100.4%
a The Money Market Portfolio, 4.67% ...............................................   4,253,606,143   $ 4,253,606,143
  OTHER ASSETS, LESS LIABILITIES (0.4)% ...........................................                       (15,670,961)
                                                                                                      ---------------
  NET ASSETS 100.0% ...............................................................                   $ 4,237,935,182
                                                                                                      ===============

a The rate shown is the annualized seven-day yield at period end.


   | See Notes to Statements of Investments.
18 | Quarterly Statements of Investments

Institutional Fiduciary Trust

SELECTED PORTFOLIO ABBREVIATIONS:

ADR - American Depository Receipt
CPO - Certificates of Ordinary Participation


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Institutional Fiduciary Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of four series (the Funds).

The Franklin Cash Reserves Fund and the Money Market Portfolio invest substantially all of their assets in the The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the funds' financial statements.

1. INCOME TAXES

At March 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                     ----------------------------------
                                                        FRANKLIN          FRANKLIN
                                                       STRUCTURED        STRUCTURED
                                                     LARGE CAP CORE   LARGE CAP GROWTH
                                                      EQUITY FUND       EQUITY FUND
                                                     ----------------------------------
Cost of investments ..............................   $    2,966,945   $      2,630,006
                                                     ==================================

Unrealized appreciation ..........................   $      389,483   $        452,948
Unrealized depreciation ..........................         (125,652)           (82,358)
                                                     ----------------------------------
Net unrealized appreciation (depreciation) .......   $      263,831   $        370,590
                                                     ==================================

At March 31, 2006, the cost of investments for book and income tax purposes was the same for the Franklin Cash Reserves Fund and the Money Market Portfolio.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


20 | Quarterly Statements of Investments

The Money Market Portfolios

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                            PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
  BANK NOTES (COST $200,000,276) 3.3%
  Bank of America NA, 4.60%, 4/11/06 ................................................   $    200,000,000   $   200,000,276
                                                                                                           ---------------
  CERTIFICATES OF DEPOSIT 42.7%
  Abbey National Treasury Services PLC, Stamford Branch, 4.685%, 4/19/06 ............        200,000,000       200,001,493
  ABN AMRO Bank N.V., Chicago Branch, 4.71%, 4/21/06 ................................        200,000,000       200,000,000
  Bank of Montreal, Chicago Branch, 4.74%, 4/25/06 ..................................        150,000,000       150,000,996
  Bank of Nova Scotia, Portland Branch, 4.60%, 4/12/06 ..............................        200,000,000       200,000,608
  Banque Nationale de Paris, New York Branch, 4.60 - 4.67%, 4/10/06 - 4/18/06 .......        200,000,000       200,000,470
  Barclays Bank PLC, New York Branch, 4.775 - 4.970%, 5/17/06 - 2/09/07 .............        199,500,000       199,508,897
  Calyon North America Inc., New York Branch, 5.06%, 3/02/07 ........................        100,000,000       100,000,000
  DEPFA Bank PLC, New York Branch, 4.595%, 4/10/06 ..................................        125,000,000       125,000,000
  Dexia Credit Local, New York Branch, 4.775 - 4.875%, 5/10/06 - 2/01/07 ............        200,000,000       200,000,808
  HBOS Treasury Services, New York Branch, 4.785%, 5/12/06 (United Kingdom) .........        200,000,000       200,002,265
  Royal Bank of Scotland, New York Branch, 4.74%, 4/26/06 ...........................        200,000,000       200,000,692
  Societe Generale North America, New York Branch, 4.78%, 5/10/06 ...................        200,000,000       200,000,000
  Svenska Handelsbanken, New York Branch, 4.665 - 4.725%, 4/20/06 - 4/24/06 .........        200,000,000       200,000,743
  UBS AG, Stamford Branch, 4.655 - 4.680%, 4/18/06 - 4/28/06 ........................        200,000,000       200,000,842
                                                                                                           ---------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $2,574,517,814) ...............................                        2,574,517,814
                                                                                                           ---------------
a COMMERCIAL PAPER 41.2%
  ANZ (Delaware) Inc., 4/03/06 ......................................................        200,000,000       199,949,778
  Bank of Ireland, 4/06/06 ..........................................................        200,000,000       199,873,056
  Government of Canada, 5/23/06 .....................................................         55,000,000        54,625,817
  Colgate-Palmolive Co., 4/19/06 - 4/24/06 ..........................................        130,000,000       129,661,525
  Commonwealth Bank of Australia, 4/18/06 ...........................................        100,000,000        99,779,708
  Concentrate Manufacturing Co., 4/04/06 - 5/05/06 ..................................        160,450,000       160,172,917
  Danske Corp., 4/20/06 .............................................................        200,000,000       199,504,944
  DEPFA Bank PLC, 4/05/06 ...........................................................        100,000,000        99,949,333
  General Electric Capital Corp., 4/27/06 ...........................................        200,000,000       199,316,778
  Internationale Nederlanden U.S., 4/07/06 - 5/11/06 ................................        192,000,000       191,441,052
  Lloyds Bank PLC (CP), 4/13/06 .....................................................        200,000,000       199,693,333
  National Australia Funding, 4/04/06 - 4/05/06 .....................................        200,000,000       199,908,223
  Procter & Gamble Co., 4/07/06 - 4/17/06 ...........................................        115,000,000       114,829,444
  Rabobank USA Finance Corp., 4/03/06 ...............................................            220,000           219,941
  Total Fina Elf Capital, 4/04/06 ...................................................        200,000,000       199,920,833
  Toyota Motor Credit Corp., 4/17/06 ................................................        200,000,000       199,594,667
  Wal-Mart Stores Inc., 4/04/06 .....................................................         37,000,000        36,985,539
                                                                                                           ---------------
  TOTAL COMMERCIAL PAPER (COST $2,485,426,888) ......................................                        2,485,426,888
                                                                                                           ---------------
a U.S. GOVERNMENT AND AGENCY SECURITIES (COST $20,019,849) 0.4%
  Freddie Mac, 4/03/06 ..............................................................         20,025,000        20,019,849
                                                                                                           ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,279,964,827) ..............                        5,279,964,827
                                                                                                           ---------------


                                        Quarterly Statements of Investments | 21

The Money Market Portfolios

--------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                            PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------
b REPURCHASE AGREEMENTS 12.3%
  ABN AMRO Bank, N.V., New York Branch, 4.77%, 4/03/06 (Maturity Value $300,119,250)
     Collateralized by a U.S. Government Agency Securities, 4/07/06 - 7/05/06 .......   $    300,000,000   $   300,000,000
  Deutsche Bank Securities Inc., 4.53%, 4/03/06 (Maturity Value $45,016,988)
     Collaterized by U.S. Treasury Note, 0.875%, 4/15/10 ............................         45,000,000        45,000,000
  Morgan Stanley & Co. Inc., 4.47%, 4/03/06 (Maturity Value $97,136,170)
     Collateralized by U.S. Treasury Note, 4.75%, 11/15/08 ..........................         97,100,000        97,100,000
  UBS Securities LLC, 4.75%, 4/03/06 (Maturity Value $300,118,750)
     Collateralized by U.S. Government Agency Securities, 3.25 - 5.375%,
     7/31/06 - 2/15/07 ..............................................................        300,000,000       300,000,000
                                                                                                           ---------------
  TOTAL REPURCHASE AGREEMENTS (COST $742,100,000) ...................................                          742,100,000
                                                                                                           ---------------
  TOTAL INVESTMENTS (COST $6,022,064,827) 99.9% .....................................                        6,022,064,827
  OTHER ASSETS, LESS LIABILITIES 0.1% ...............................................                            6,557,027
                                                                                                           ---------------
  NET ASSETS 100.0% .................................................................                      $ 6,028,621,854
                                                                                                           ===============

a The security is traded on a discount basis with no stated coupon rate.

b At March 31, 2006, all repurchase agreements had been entered into on that date.


   | See Notes to Statements of Investments.
22 | Quarterly Statements of Investments

The Money Market Portfolios

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
  THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                 PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 11.4%
a U.S. Treasury Bill, 4/27/06 .......................................................   $      2,000,000   $     1,994,107
a U.S. Treasury Bill, 5/04/06 .......................................................          2,000,000         1,992,456
a U.S. Treasury Bill, 6/01/06 .......................................................          2,500,000         2,481,509
a U.S. Treasury Bill, 8/03/06 .......................................................          2,500,000         2,461,982
  U.S. Treasury Note, 2.50%, 5/31/06 ................................................          2,500,000         2,495,738
                                                                                                           ---------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $11,425,792) ....................                           11,425,792
                                                                                                           ---------------
b REPURCHASE AGREEMENTS 88.6%
  ABN AMRO Bank, N.V., New York Branch, 4.47%, 4/03/06 (Maturity Value $5,001,863)
     Collateralized by U.S. Treasury Notes, 2.875%, 11/30/06 ........................          5,000,000         5,000,000
  Banc of America Securities LLC, 4.46%, 4/03/06 (Maturity Value $5,001,858)
     Collateralized by U.S. Treasury Notes, 6.50%, 10/15/06 .........................          5,000,000         5,000,000
  Barclays Capital Inc., 4.40%, 4/03/06, (Maturity Value $5,001,833)
     Collateralized by a U.S. Treasury Bills, 6/01/06 ...............................          5,000,000         5,000,000
  Bear, Stearns & Co. Inc., 4.45%, 4/03/06 (Maturity Value $5,001,854)
     Collateralized by U.S. Treasury Notes, 6.125%, 8/15/07 .........................          5,000,000         5,000,000
  Deutsche Bank Securities Inc., 4.53%, 4/03/06 (Maturity Value $19,267,271)
     Collateralized by U.S. Treasury Notes, 3.375%, 1/15/07 .........................         19,260,000        19,260,000
  Dresdner Kleinwort Wasserstein Securites LLC, 4.43%, 4/03/06 (Maturity Value
     $10,003,692) Collateralized by U.S. Treasury Notes, 3.625%, 6/15/10 ............         10,000,000        10,000,000
  Greenwich Capital Markets Inc., 4.50%, 4/03/06, (Maturity Value $5,001,875)
     Collateralized by U.S. Treasury Notes, 3.125%, 10/15/08 ........................          5,000,000         5,000,000
  Merrill Lynch Government Securities Inc., 4.43%, 4/03/06 (Maturity Value
     $5,001,846) Collateralized by U. S. Treasury Notes, 2.375%, 8/31/06 ............          5,000,000         5,000,000
  Morgan Stanley & Co. Inc., 4.47%, 4/03/06 (Maturity Value $19,267,174)
     Collateralized by U.S. Treasury Notes, 2.625% - 4.75%, 11/15/08 - 8/15/09 ......         19,260,000        19,260,000
  UBS Securities LLC, 4.45%, 4/03/06 (Maturity Value $10,003,708)
     Collateralized by a U.S. Treasury Bills, 9/14/06 ...............................         10,000,000        10,000,000
                                                                                                           ---------------
  TOTAL REPURCHASE AGREEMENTS (COST $88,520,000) ....................................                           88,520,000
                                                                                                           ---------------
  TOTAL INVESTMENTS (COST $99,945,792) 100.0% .......................................                           99,945,792
  OTHER ASSETS, LESS LIABILITIES 0.0% c .............................................                               12,866
                                                                                                           ---------------
  NET ASSETS 100.0% .................................................................                      $    99,958,658
                                                                                                           ===============

a The security is traded on a discount basis with no stated coupon rate.

b At March 31, 2006, all repurchase agreements had been entered into on that date.

c Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 23

The Money Market Portfolios

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The Money Market Portfolios is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios.

1. INCOME TAXES

At March 31, 2006, the cost of investments for book and income tax purposes was the same.

For information on the funds' policy regarding valuation of investments and other significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.


24 | Quarterly Statements of Investments



ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 22, 2006










                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have  reviewed  this  report on Form N-Q of  INSTITUTIONAL  FIDUCIARY
TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 22, 2006


/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have  reviewed  this  report on Form N-Q of  INSTITUTIONAL  FIDUCIARY
TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 22, 2006


/S/GALEN G. VETTER
Chief Financial Officer